Subsequent Events - Additional Information (Detail) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2020	Jan. 28, 2020	Jan. 17, 2020	Nov. 30, 2020	May 31, 2017	Sep. 30, 2020	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Subsequent Event [Line Items]
Warrants to purchase common stock						4,929
Proceeds from offering						$ 1,337,000
Reimburse the other party's expenses			$ 1,000,000
Lease expiration date	Aug. 31, 2031					Aug. 31, 2031
Lease base rent	$ 59,775
Merger Agreement [Member]
Subsequent Event [Line Items]
Termination fee		$ 500,000
Maximum [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Reimburse the other party's expenses		350,000
Predecessor Company [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock								1,000	1,000
Proceeds from offering					$ 30,600,000		$ 30,610,000
Predecessor Company [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Termination fee		500,000
Predecessor Company [Member] | Maximum [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Reimburse the other party's expenses		$ 350,000
Common Stock [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock						1,346
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock										3,583
Registered Direct Offering [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock shares sold				2,522,784
Sale of common stock price per share				$ 1.78375
Warrants to purchase common stock				1,892,088
Proceeds from offering				$ 4,500,000